Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of estimated useful lives of our fixed assets

Computer equipment	3 Years
Furniture/Fixtures	3 Years
Vehicles	5 Years
Leasehold improvements	Remaining lease term

Schedule of disaggregates the company's revenue

	(in thousands) Six months ended June 30,
	2022	2021
Brand sponsorships	$20,982	$10,695
Content	6,543	10,413
Consumer products	1,857	2,232
Esports	4,963	1,814
Other	264	109

Total revenue	$34,609	$25,263

	(in thousands) Years Ended December 31,
	2021	2020
Brand sponsorships	$24,867	$16,520
Content	16,068	12,077
Consumer products	5,751	5,560
Esports	5,847	2,860
Other	319	149

Total revenue	$52,852	$37,166

Schedule of basic and diluted weighted-average shares of common stock outstanding

	Six months ended June 30,
	2022	2021
Warrants	292,790	292,790
Stock options	8,359,882	5,340,000
Unvested restricted stock awards	1,085,310
Convertible preferred stock	3,237,800	3,237,800

Total potentially dilutive common stock equivalents	12,975,782	8,870,590

	Years Ended December 31,
	2021	2020
Warrants	$292,700	$292,700
Stock options	8,576,098	5,340,000
Unvested restricted stock awards	602,647	—
Convertible preferred stock	3,237,800	3,237,800

Total potentially dilutive common stock equivalents	$12,709,245	$8,870,500

Schedule of consolidated statement of operations

	Year Ended December 31, 2020
	As previously reported	Revision adjustments	As revised
	(in thousands)
Revenues	$38,211	$(1,045)	$37,166
Cost of revenues	29,117	(1,045)	28,072

Gross profit	$9,094	$—	$9,094

Schedule of financial statements

	Year Ended December 31, 2020
	As previously reported	Revision adjustments	As revised
	(in thousands)
Brand Sponsorships	$16,520	$—	$16,520
Content	12,077	—	12,077
Consumer Products	6,605	(1,045)	5,560
Esports	2,860	—	2,860
Other	149	—	149

Total Revenue	$38,211	$(1,045)	37,166

B. Riley Principal 150 Merger Corp.[Member]
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of balance sheet are reconciled
As of June 30, 2022 and December 31, 2021, the shares of Class A common stock reflected in the balance sheet are reconciled in the following table:

Gross proceeds	$172,500,000
Less:
Proceeds allocated to Public Warrants	(5,117,500)
Issuance costs allocated to Class A ordinary shares	(3,819,853)
Plus:
Remeasurement of carrying value to redemption value	8,937,353

Class A ordinary shares subject to possible redemption	$172,500,000

Gross proceeds	$172,500,000
Less:
Proceeds allocated to Public Warrants	(5,117,500)
Issuance costs allocated to Class A common stock	(3,819,853)
Plus:
Accretion of carrying value to redemption value	8,937,353

Class A common stock subject to possible redemption	$172,500,000

Schedule of balance sheet are reconciled Schedule of reconciliation of the numerator and denominator used to compute basic and diluted net income (loss) per share

	Three Months Ended June 30,
	2022		2021
	Class A	Class B	Class A	Class B
Basic and diluted net income per share:
Numerator:
Allocation of net income (loss)	$1,792,530	$435,019	$(1,466,556)	$(355,910)

Denominator:
Weighted average shares outstanding	17,770,000	4,312,500	17,770,000	4,312,500

Basic and diluted net income (loss) per share	$0.10	$0.10	$(0.08)	$(0.08)

	Six Months Ended June 30,
	2022		2021
	Class A	Class B	Class A	Class B
Basic and diluted net income per share:
Numerator:
Allocation of net income (loss)	$3,669,976	$890,645	$(1,790,708)	$(619,358)

Denominator:
Weighted average shares outstanding	17,770,000	4,312,500	12,468,453	4,312,500

Basic and diluted net income (loss) per share	$0.21	$0.21	$(0.14)	$(0.14)

Year Ended December 31, 2021
Redeemable common stock
Net loss attributable to redeemable common stock	$(5,188,428)

Basic and diluted weighted average shares of redeemable common stock	14,697,945

Basic and diluted net loss per share of redeemable common stock	$(0.35)

Non-redeemable common stock
Net loss attributable to redeemable common stock	$(1,678,733)

Basic and diluted weighted average shares of redeemable common stock	4,755,569

Basic and diluted net loss per share of redeemable common stock	$(0.35)